Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 16,445	$ 16,738
Less: accumulated depreciation	(6,810)	(6,832)
Property plant and equipment net	9,635	9,906
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,052	1,098
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,212	4,602
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,895	10,083
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,286	$ 955